S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - BTC Development Sponsor LLC [Member]	Aug. 19, 2025 USD ($) $ / shares shares
Office space, administrative and shared personnel support services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 30,000
Class B ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	8,686,667
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,125,000
Securities Issued or to be Issued, Shares (in Shares) | shares	512,500
Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Serving as our Chief Financial Officer [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 12,500